Note 13 - Investments in Non-consolidated Companies - Principal Non-consolidated Companies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Value		$ 957,352	$ 879,965	$ 805,568
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		11.46%
Value		$ 830,000
Ternium S.A. [member] | LUXEMBOURG
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	[1]	11.46%	11.46%
Value	[1]	$ 830,028	$ 751,105
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Value		$ 65,100
Usiminas [member] | BRAZIL
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	[2]	3.07%	3.07%
Value	[2]	$ 65,144	$ 74,593
Techgen s.a. [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		22.00%
Value		$ 19,500
Techgen s.a. [member] | MEXICO
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		22.00%	22.00%
Value		$ 19,536	$ 9,888
Global Pipe Company [Member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		35.00%
Value		$ 23,400
Global Pipe Company [Member] | SAUDI ARABIA
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		35.00%	35.00%
Value		$ 23,421	$ 22,550
Other [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership
Value		$ 19,223	$ 21,829

[1]	Including treasury shares.
[2]	At December 31, 2020 and 2019 the voting rights were 5.19%.